UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  5/31/06

Item 1.  Schedule of Investments.

ENERGY & BASIC PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Shares	Value
89.72%	Common Stock

3.46%	Chemicals
	Air Products & Chemicals, Inc.	3,000	$ 194,550
	Praxair, Inc.	5,000	263,500
			458,050
19.79%	Coal
	Alpha Natural Resources *	20,000	431,200
	Arch Coal, Inc.	12,000	580,200
	Consol Energy, Inc.	2,500	220,625
	Foundation Coal Holdings	13,600	616,488
	Peabody Energy Corp.	12,400	773,016
			2,621,529
15.88%	Drilling
	Ensco International, Inc.	8,000	399,920
	Global SantaFe Corp.	4,500	270,585
	Noble Corp.	6,200	431,086
	Pride International, Inc. *	12,000	388,200
	Rowan Companies, Inc.	6,000	238,920
	Transocean, Inc. *	4,600	374,302
			2,103,013
2.57%	Engineering & Construction
	Chicago Bridge & Iron Co.	15,000	340,200
2.33%	Forest Products & Paper
	Louisiana Pacific Corp.	12,700	308,102
7.37%	Machinery-Constr. & Mining
	Bucyrus International, Inc., Class A	8,850	451,704
	Joy Global, Inc.	9,750	523,965
			975,669
2.85%	Mining
	Phelps Dodge Corp.	4,400	377,036
35.47%	Oil & Gas Services
	Apache Corp.	3,800	246,544
	ChevronTexaco Corp.	5,600	334,824
	ConocoPhillips	4,328	273,919
	Dril-Quip, Inc. *	4,000	314,920
	Halliburton Co.	4,000	298,360
	Lone Star Technologies, Inc. *	7,000	339,500
	Maverick Tube Corp. *	7,500	361,500
	Nabors Industries Ltd. *	8,000	287,280
	National Oilwell Varco, Inc. *	6,000	396,360
	Newfield Exploration Co. *	6,000	256,380
	Occidental Petroleum Corp.	5,000	495,450
	Schlumberger Ltd.	8,000	524,560
	Suncor Energy, Inc.	7,000	567,910
			4,697,507

	Total Common Stocks
	(Cost $7,297,671)		11,881,106

4.65%	Short-Term Investments

0.88%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74%, 6/1/06 (Cost $117,069)	117,069	117,069

3.77%	U.S. Treasuries
	United States Treasury Bill
	4.74%, 6/22/06	500,000	498,671

	Total Short-Term Investments
	(Cost $615,740)		615,740

94.37%	Total Investments
	(Cost $7,913,411)		$ 12,496,846

5.63%	Asset in excess of other liabilities		$ 747,621

100.00%	Total Net Assets		$ 13,244,467

* Non-income producing securities.

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 4,747,152
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(163,718)
Net unrealized appreciation			$ 4,583,435

FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Shares	Value
98.67%	Common Stocks

34.73%	Banks
	Bank of America Corp.	3,925	$ 189,970
	Compass Bancshares, Inc.	4,850	269,902
	M&T Bank Corp.	1,025	117,978
	Mellon Financial Corp.	3,500	126,630
	PNC Financial Services Group, Inc.	1,450	99,920
	State Street Corp.	1,325	82,283
	Wells Fargo & Co. (New)	5,725	379,969
			1,266,652
39.94%	Diversified Financial Services
	Bear Stearns Company, Inc.	1,300	173,875
	BlackRock, Inc.	1,275	170,850
	Capital One Financial Corp.	2,175	180,024
	Chicago Mercantile Exchange	225	99,292
	Citigroup, Inc.	3,500	172,550
	Countrywide Financial Corp.	1,825	69,861
	E*Trade Financial Corp. *	4,775	115,889
	Goldman Sachs Group, Inc.	1,325	200,009
	Lazard Ltd., Class A	2,550	101,184
	Lehman Brothers Holdings, Inc.	2,600	173,186
			1,456,720
17.53%	Insurance
	Berkshire Hathaway, Inc. *	50	153,450
	Genworth Financial, Inc.	5,325	178,334
	Progressive Corp.	4,700	128,545
	Prudential Financial	2,350	178,953
			639,282
6.47%	Real Estate
	CB Richards Ellis Group, Inc. *	3,050	235,978

	Total Common Stocks
	(Cost $3,234,276)		3,598,632

1.51%	Short-Term Investments

1.51%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74% 6/1/06, (Cost $55,254)	55,254	55,254

100.18%	Total Investments
	(Cost $3,289,530)		$ 3,653,886

-0.18%	Liabilities in excess of other assets		$ (6,348)

100.00%	Total Net Assets		$ 3,647,538

* Non-income producing securities.

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 417,162
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(52,807)
Net unrealized appreciation			$ 364,356

HEALTH & BIOTECHNOLOGY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Shares	Value
95.32%	Common Stocks

29.35%	Biotechnology
	Affymetrix, Inc. * +	71,500	$ 1,966,965
	Amgen, Inc. *	25,700	1,737,063
	Cell Genesys, Inc. * +	96,021	594,370
	Charles River Labs International, Inc. *	15,000	600,600
	Genentech, Inc. *	11,500	954,040
	Genzyme Corp. *	10,000	595,000
	Invitrogen Corp. * +	28,000	1,784,720
	Medimmune, Inc. * +	68,000	2,163,760
			10,396,518
11.34%	Electronics
	Applera Corp.	77,000	2,279,200
	Waters Corp. *	41,700	1,736,805
			4,016,005
24.01%	Healthcare-Products
	Caliper Life Sciences, Inc. * +	50,800	261,112
	Epix Medical, Inc. * +	74,000	264,920
	Johnson & Johnson	25,000	1,505,500
	Medtronic, Inc. +	51,000	2,574,990
	Stryker Corp.	39,600	1,738,440
	Techne Corp. * +	39,500	2,159,860
			8,504,822
26.33%	Pharmaceuticals
	Amerisource Bergen Corp. +	37,000	1,612,830
	Corcept Therapeutics, Inc. * +	53,156	253,554
	Eli Lilly & Co.	30,000	1,549,200
	Medicis Pharmaceutical Corp. +	39,000	1,162,980
	Mylan Labs, Inc.	11,000	230,010
	Pfizer, Inc.	78,200	1,850,212
	Rigel Pharmaceuticals, Inc. * +	16,000	157,280
	Teva Pharmaceutical Indus., Ltd.	69,000	2,512,290
			9,328,356
4.29%	Software
	Cerner Corp. * +	40,000	1,519,200

	Total Common Stocks
	(Cost $34,988,456)		33,764,901

3.94%	Short-Term Investments

3.94%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74%, 6/1/06 (Cost $1,394,860)	1,394,860	1,394,860

99.26%	Total Investments
	(Cost $36,383,316)		$ 35,159,761

0.74%	Assets in excess of other liabilities		$ 268,357

100.00%	Total Net Assets		$ 35,428,118

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 5.04%, 6/1/06		$ 7,050,903

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 2,575,094
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(3,798,649)
Net unrealized depreciation			$ (1,223,555)

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Shares	Value
95.68%	Common Stock

2.36%	Austria
	Boehler-Uddeholm AG	4,600	$ 319,035
4.49%	Belgium
	Fortis ADR	16,600	607,462
2.63%	Brazil
	Petroleo Brasileiro SA ADR	4,100	356,085
4.69%	Britain
	Sage Group PLC	13,900	241,122
	Tesco PLC	21,800	392,237
			633,359
6.04%	Canada
	Canadian National Railway	7,000	312,900
	Ipsco, Inc.	2,700	255,366
	Petro-Canada	5,400	248,238
			816,504
13.33%	France
	Axa	15,700	545,575
	BNP Paribas SA	9,600	448,840
	Dassault Systemes SA	5,400	281,448
	Lafarge SA	9,700	291,582
	Total Fina Elf SA ADR	3,600	234,756
			1,802,201
10.49%	Germany
	Adidas Salomon AG ADR	3,100	308,073
	Deutsche Bank AG Namen	2,500	286,650
	RWE Aktiengesellschaft ADR	4,000	341,408
	Siemens AG	5,600	482,048
			1,418,179
2.97%	Italy
	Eni S.p.A	4,500	272,385
	Mediaset S.p.A	3,700	129,030
			401,415
24.86%	Japan
	Aeon Co. Ltd.	8,200	174,810
	Canon, Inc.	7,400	519,480
	Honda Motor Co. Ltd.	8,400	277,452
	Mitsubishi UFJ Financial ADR	29,900	411,424
	NTT DoCoMo, Inc.	24,300	395,847
	Nissan Motor Co.	8,700	210,975
	Nomura Holdings, Inc.	23,700	466,890
	Sega Sammy Holdings, Inc.	29,200	289,760
	Shizuoka Bank	3,400	356,953
	Toyota Motor Corp.	2,400	257,712
			3,361,303
3.01%	Luxembourg
	Arcelor SA ADR	9,600	407,533
2.15%	Mexico
	Cemex SA de C V	5,100	290,547
5.65%	Sweden
	SFK AB	28,600	453,828
	Sandvik AB ADR	5,300	309,961
			763,789
11.33%	Switzerland
	Credit Suisse Group	5,800	335,530
	Nestle SA ADR	3,700	276,739
	Novartis Ag	7,000	388,360
	Roche Holding AG	6,800	530,847
			1,531,476
1.68%	Taiwan
	Taiwan Semiconductor Mfg.	24,000	227,280

	Total Common Stocks		12,936,168
	(Cost $10,775,053)

3.57%	Short-Term Investments

3.57%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74%, 6/1/06 (Cost $482,029)	482,029	482,029

99.25%	Total Investments
	(Cost $11,257,082)		$ 13,418,197

0.75%	Assets in excess of other liabilities		$ 100,133

100.00%	Total Net Assets		$ 13,518,330

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 2,361,792
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(200,678)
Net unrealized appreciation			$ 2,161,115

INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Principal	Value
44.21%	Corporate Bonds

0.90%	Aerospace/Defense
	Raytheon Co. -
	6.55%, 3/15/10	$ 132,000	$ 135,213

1.35%	Chemicals
	Praxair, Inc. -
	6.90%, 11/1/06	200,000	201,258

1.03%	Cosmetics/Personal Care
	Colgate - Palmolive Co. -
	7.84%, 5/15/07	150,000	153,230
16.65%	Diversified Financial Services
	Caterpillar Financial Services:
	5.125%, 10/15/07	100,000	98,929
	3.67%, 10/4/07	350,000	341,488
	Countrywide Home Loan -
	4.125%, 9/15/09	500,000	476,458
	General Electric Cap Corp. -
	3.20%, 2/15/09	50,000	47,070
	Goldman Sachs Group, Inc.
	6.65%, 5/15/09	400,000	411,997
	Household Finance Corp.:
	6.50%, 4/15/07	25,000	24,979
	5.85%, 5/15/07	85,000	84,714
	6.00%, 10/15/07	50,000	49,896
	8.00%, 11/15/07	50,000	51,279
	3.65%, 3/15/08	150,000	143,812
	J.P. Morgan Chase & Co. -
	3.80%, 10/2/09	800,000	757,741
			2,488,363
7.76%	Electric
	Eastern Energy Ltd. -
	6.75%, 12/1/06	800,000	804,987
	Potomac Electric Power Co. -
	5.875%, 10/15/08	100,000	100,198
	Virginia Electric & Power -
	7.625%, 7/1/07	249,000	253,935
			1,159,120
0.68%	Gas
	Laclede Gas Co. -
	7.50%, 11/1/07	100,000	102,340
0.66%	Insurance
	Hartford Fin'l. Svcs Grp., Inc. -
	4.70%, 9/1/07	100,000	98,935
6.43%	Miscellaneous Manufacturing
	Allied-Signal -
	6.20%, 2/1/08	454,000	458,497
	Eaton Corp. -
	8.90%, 8/15/06	500,000	502,859
			961,356
4.05%	Oil & Gas
	Tosco Corp. -
	7.25%, 1/1/07	450,000	453,868
	Union Pacific -
	7.00%, 10/15/06	150,000	150,744
			604,612
4.70%	Telecommunications
	Gte Southwest, Inc. -
	6.23%, 1/1/07	700,000	701,877
	Total Corporate Bonds
	(Cost $6,710,726)		6,606,304

50.75%	U.S. Government and Agencies
	Federal Home Loan Bank -
	4.00%, 3/30/07	100,000	98,840
	Federal National Mortgage Association:
	4.125%, 4/15/14	2,000,000	1,836,754
	3.00%, 8/15/07	1,000,000	972,912
	4.40%, 3/8/10	300,000	290,357
	Fannie Mae -
	2.65%, 6/30/08	900,000	853,187
	United States Treasury Notes TIP Bond -
	1.875%, 7/15/13	1,305,192	1,261,601
	United States Treasury Notes:
	3.00%, 2/15/09 +	200,000	189,781
	4.50%, 11/15/15 +	1,500,000	1,428,808
	4.00%, 2/15/14 +	700,000	650,809
	Total U.S. Government and Agencies
	(Cost $7,787,223)		7,583,049

		Shares
4.45%	Short-Term Investments

4.45%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74%, 6/1/06 (Cost $664,968)	664,968	664,968

99.41%	Total Investments
	(Cost $15,162,917)		$ 14,854,321

0.59%	Assets in excess of other liabilities		$ 87,114

100.00%	Total Net Assets		$ 14,941,435

+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 5.04%, 6/1/06		$ 1,664,394

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ -
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(308,596)
Net unrealized depreciation			$ (308,596)

LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Shares	Value
96.15%	Common Stocks

3.21%	Agriculture
	Archer-Daniels-Midland Co.	30,300	$ 1,259,571
3.54%	Apparel
	Coach, Inc. *	47,750	1,388,570
1.58%	Beverages
	Hansen Natural Corp. * +	3,350	619,315
3.97%	Biotechnology
	Genentech, Inc. * +	18,750	1,555,500
5.27%	Commercial Services
	Monster Worlwide, Inc. * +	42,250	2,064,757
8.37%	Computers
	Apple Computer, Inc. *	12,575	751,608
	Cognizant Technology Solutions Corp. *	13,850	817,150
	Network Appliance, Inc. * +	30,875	988,000
	SanDisk Corp. *	12,825	721,663
			3,278,421
16.73%	Diversified Financial Services
	Chicago Mercantile Exchange	4,100	1,809,330
	Goldman Sachs Group, Inc.	9,325	1,407,609
	Legg Mason, Inc.	13,225	1,268,674
	Lehman Brothers Holdings, Inc.	17,425	1,160,679
	TD Ameritrade Holding Corp. *	53,450	908,650
			6,554,942
4.60%	Food
	Whole Foods Market, Inc.	27,750	1,803,750
1.97%	Healthcare-Products
	WellPoint, Inc. *	10,800	773,064
6.72%	Internet
	Akamai Technologies, Inc. *	18,200	569,478
	Google, Inc., Class A *	5,550	2,063,601
			2,633,079
2.97%	Machinery
	Caterpillar, Inc.	15,950	1,163,552
2.65%	Metal Fabrication
	Precision Castparts Corp.	18,025	1,038,781
5.52%	Oil & Gas
	Halliburton Co.	15,675	1,169,198
	XTO Energy, Inc.	24,150	995,463
			2,164,661
2.70%	Pharmaceuticals
	Gilead Sciences, Inc. *	18,475	1,059,172
4.79%	Real Estate
	CB Richards Ellis Group, Inc. *	24,250	1,876,222
9.13%	Retail
	Best Buy, Inc.	19,000	1,007,000
	Lowe's Companies, Inc.	21,200	1,320,336
	Starbucks Corp. *	35,050	1,249,533
			3,576,869
1.44%	Semiconductors
	Broadcom Corp. *	16,662	563,342
8.51%	Telecommunications
	Corning, Inc. *	67,500	1,636,875
	Qualcomm, Inc.	37,600	1,699,896
			3,336,771
2.48%	Transportation
	CH Robinson Worldwide, Inc.	22,075	972,183

	Total Common Stocks
	(Cost $34,805,894)		37,682,522

4.04%	Short-Term Investments

4.04%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74%, 6/1/06 (Cost $1,581,580)	1,581,580	1,581,580

100.19%	Total Investments
	(Cost $36,387,474)		$ 39,264,102

-0.19%	Liabilities in excess of other assets		$ (74,915)

100.00%	Total Net Assets		$ 39,189,187

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 5.04%, 6/1/06		$ 1,381,156

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 4,291,931
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(1,415,302)
Net unrealized appreciation			$ 2,876,628

LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Shares	Value
96.00%	Common Stocks

8.01%	Banks
	Bank of America Corp.	30,100	$ 1,456,840
	Wachovia Corp.	25,000	1,337,500
	Wells Fargo & Co.	14,000	929,180
			3,723,520
1.58%	Beverages
	Coca-Cola Co. (The)	16,700	735,301
2.48%	Commercial Services
	Career Education Corp. * +	14,900	485,591
	Choicepoint, Inc. * +	15,000	667,650
			1,153,241
2.10%	Computers
	Dell, Inc. *	38,500	977,130
19.07%	Diversified Financial Services
	Capital One Financial Corp.	10,800	893,916
	Citigroup, Inc.	36,500	1,799,450
	Countrywide Credit Ind., Inc.	39,400	1,508,232
	Federal Home Loan Mortgage	11,000	660,440
	J.P. Morgan Chase & Co.	41,600	1,773,824
	Merrill Lynch & Company, Inc.	17,300	1,252,693
	Morgan Stanley Dean	16,300	971,806
			8,860,361
1.52%	Forest Products & Paper
	Temple Inland, Inc.	16,400	705,364
2.87%	Healthcare-Products & Services
	Boston Scientific Corp. *	20,300	419,804
	UnitedHealth Group, Inc.	9,600	422,016
	WellPoint, Inc. *	6,900	493,902
			1,335,722
9.53%	Insurance
	Ambac Financial Group, Inc.	8,700	697,305
	American International Group	21,200	1,288,960
	Hartford Fin'l. Svcs Grp., Inc.	11,400	1,002,516
	Marsh & Mclennan Co.'s, Inc. +	23,800	667,114
	XL Capital Ltd. +	12,200	772,016
			4,427,911
2.80%	Leisure Time
	Carnival Corp.	22,400	893,984
	Royal Caribbean Cruises Ltd. +	10,700	407,456
			1,301,440
2.35%	Media
	News Corp, Inc.	57,300	1,092,711
7.48%	Miscellaneous Manufacturing
	Eaton Corp.	15,500	1,139,870
	General Electric Co.	13,700	469,362
	Honeywell International, Inc.	23,200	955,376
	Parker Hannifin Corp.	11,700	912,834
			3,477,442
8.79%	Oil & Gas
	ChevronTexaco Corp.	20,500	1,225,695
	ConocoPhillips	21,600	1,367,064
	Exxon Mobil Corp.	7,800	475,098
	Xto Energy, Inc.	24,600	1,014,012
			4,081,869
8.69%	Pharmaceuticals
	Pfizer, Inc.	75,700	1,791,062
	Sanofi Synthelabo SA +	34,000	1,607,180
	Wyeth	14,000	640,360
			4,038,602
5.97%	Retail
	Best Buy, Inc.	8,450	447,850
	Family Dollar Stores, Inc.	29,600	739,408
	McDonalds Corp.	13,300	441,161
	TJX Companies, Inc. (New)	48,400	1,147,564
			2,775,983
2.12%	Semiconductors
	Taiwan Semiconductor Mfg., Inc. *	103,900	983,933
3.14%	Technology
	Cadence Design System, Inc. * +	39,700	716,188
	McAfee, Inc. * +	31,400	742,610
			1,458,798
7.51%	Telecommunications
	Alltel Corp.	14,800	915,380
	AT&T, Inc. +	36,200	943,372
	Cisco Systems, Inc. *	47,800	940,704
	Motorola, Inc.	32,800	691,752
			3,491,208
	Total Common Stocks
	(Cost $40,652,608)		44,620,536

3.65%	Short-Term Investments

3.65%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74%, 6/1/06 (Cost $1,693,762)	1,693,762	1,693,762

99.65%	Total Investments
	(Cost $42,346,370)		$ 46,314,298

0.35%	Assets in excess of other liabilities		$ 149,726

100.00%	Total Net Assets		$ 46,464,024

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:

Description		Value
BONY Institutional Cash Reserve Fund, 5.04%, 6/1/06		$ 6,069,081

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 4,999,917
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(1,031,989)
Net unrealized appreciation			$ 3,967,928

MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Principal	Value
98.66%	Municipal Bonds

11.36%	California
	Alvord Calif Uni Sch Dist -
	5.9%, 2/1/20	$ 250,000	$ 291,280
	California Hsg Fin Agy Single -
	5.3%, 8/1/18	60,000	60,109
	California St Pub Wks Brd Leas -
	5.375%, 10/1/17	250,000	256,290
			607,679
5.02%	Colorado
	Denver Colo City & Cnty Excise -
	5.50%, 9/1/17	250,000	268,745
4.99%	Florida
	Marco Island Util Sys Rev -
	5.50%, 9/1/17	250,000	266,903
3.08%	Georgia
	Georgia St Ser C -
	6.50%, 4/1/10	150,000	164,704
5.77%	Maryland
	Maryland St Energy Fing Admin -
	6.30%, 12/1/10	300,000	308,859
0.82%	Nebraska
	Omaha Pub Pwr Dist Neb Elec Re -
	5.50%, 2/1/14	40,000	43,834
5.01%	New Hampshire
	New Hampshire Health & Ed Facs -
	5.50%, 8/1/27	250,000	268,070
3.83%	New Jersey
	New Jersey Economic Dev Auth -
	5.35%, 2/1/38	200,000	204,752
4.16%	New York
	New York St Dorm Auth Revs -
	5.75%, 7/1/13	200,000	222,438
9.63%	North Carolina
	Mecklenburg Cnty N C -
	4.50%, 2/1/18	250,000	253,735
	Wilmington, NC Wtr & Swr Sys Rev -
	5.00%, 6/1/23	250,000	261,428
			515,163
2.84%	North Dakota
	North Dakota St Hsg Fin Agy Re -
	5.50%, 7/1/18	152,000	152,149
4.77%	Pennsylvania
	Philadelphia Pa -
	4.90%, 9/15/20	250,000	255,198
3.55%	South Carolina
	Piedmont Mun Pwr Agy S C Elec -
	5.00%, 1/1/18	190,000	190,150
6.42%	South Dakota
	Heartland Consumers Pwr Dist -
	6.00%, 1/1/17	300,000	343,536
15.58%	Texas
	Houston Tex Wtr & Swr Sys Rev -
	5.50%, 12/1/17	200,000	215,008
	Texas St -
	5.75%, 12/1/13	200,000	208,704
	Texas St Water -
	4.50%, 8/1/22	150,000	145,792
	Texas St Univ Sys Rev -
	5.375%, 3/15/17	250,000	264,300
			833,804
3.00%	Utah
	Utah St Brd Regents Rev -
	5.25%, 12/1/14	150,000	160,746
5.01%	Washington
	Snohomish Cnty Washington -
	5.50%, 12/1/19	250,000	268,248
3.82%	Wisconsin
	Wisconsin St Health & Edl Facs -
	5.25%, 8/15/19	200,000	204,396
	Total Municipal Bonds
	(Cost $5,201,615)		5,279,374

		Shares
0.12%	Short-Term Investments

0.12%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74%, 6/1/06 (Cost $6,417)	6,417	6,417

98.78%	Total Investments
	(Cost $5,208,032)		$ 5,285,791

1.22%	Assets in excess of other liabilities		$ 64,253

100.00%	Total Net Assets		$ 5,350,044

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 95,090
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(17,331)
Net unrealized appreciation			$ 77,759

MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Shares	Value
93.17%	Common Stocks

4.32%	Aerospace/Defense
	Alliant Techsystems, Inc. * +	2,950	$ 230,277
	DRS Technologies, Inc.	5,075	270,294
	Esterline Technologies *	6,500	266,565
			767,136
10.51%	Banks
	BOK Financial Corp. +	5,425	266,313
	Compass Bancshares, Inc.	4,475	249,034
	Greater Bay Bancorp	6,975	207,925
	Marshall & Ilseley Corp.	4,350	197,229
	MB Financial, Inc. +	6,925	249,715
	UCBH Holdings, Inc. +	16,350	289,068
	Zions Bancorporation	5,050	409,201
			1,868,485
2.12%	Building Materials
	Lennox International, Inc.	13,250	377,228

2.16%	Chemicals
	Airgas, Inc.	10,025	383,857

2.65%	Coal
	CONSOL Energy, Inc.	1,950	172,087
	Peabody Energy Corp.	4,800	299,232
			471,319
9.45%	Commercial Services
	Apollo Group, Inc. * +	6,125	320,399
	Cintas Corp.	9,925	420,423
	Dollar Thrifty Automotive Group * +	8,000	363,840
	Equifax, Inc.	8,825	318,406
	Strayer Education, Inc.	2,575	256,727
			1,679,795
1.99%	Computers
	Lexmark International *	6,175	353,519

1.35%	Distribution/Wholesale
	Watsco, Inc.	4,275	239,443

1.93%	Diversified Financial Services
	Affiliated Managers Group * +	3,800	342,760

1.58%	Electric
	MDU Resources Group	7,900	280,292

2.68%	Electronics
	Flextronics International Ltd. * +	16,875	190,012
	Mettler Toledo International *	4,425	286,696
			476,708
1.64%	Engineering & Construction
	Dycom Industries, Inc. *	13,525	291,328

2.23%	Environmental Control
	Waste Connections, Inc. * +	10,300	396,035

3.04%	Healthcare Products
	Bard (C.R.), Inc.	4,275	316,393
	Invacare Corp. +	7,900	223,728
			540,121
7.91%	Healthcare Services
	Covance, Inc. * +	3,000	177,210
	Healthsouth Corp. * +	34,575	149,710
	Lincare Holdings, Inc. * +	7,425	276,953
	Pediatrix Medical Group, Inc. *	9,325	430,722
	Triad Hospitals, Inc. *	9,225	371,583
			1,406,178
4.38%	Insurance
	HCC Insurance Holdings, Inc. +	13,000	398,970
	Protective Life Corp.	8,550	378,936
			777,906
1.37%	Internet
	Check Point Software Tech. Ltd * +	12,650	244,398

2.10%	Lodging
	Marriott International, Inc.	5,150	372,500

1.73%	Mining
	Century Aluminum Co. *	2,875	119,744
	Phelps Dodge Corp.	2,200	188,518
			308,262
4.23%	Miscellaneous Manufacturing
	Cooper Industries, Inc.	5,750	512,095
	Pentair, Inc.	7,000	239,120
			751,215
2.58%	Oil&Gas
	Denbury Resources *	4,125	130,350
	Southwestern Energy Co. *	10,175	328,653
			459,003
1.84%	Oil&Gas Services
	Universal Compression Holdings *	5,625	326,925

1.84%	Pharmaceuticals
	Endo Pharmaceuticals Holdings *	11,175	327,874

1.47%	Real Estate
	CB Richards Ellis Group, Inc. *	3,375	261,124

1.27%	REITS
	Healthcare Realty Trust +	6,900	225,354

3.59%	Retail
	Autozone, Inc. *	4,100	371,993
	Triarc Companies, Inc. B	17,525	266,205
			638,198
0.51%	Semiconductors
	LSI Logic Corp. *	9,250	90,002

2.61%	Software
	Fair Isaac & Co., Inc.	5,150	183,186
	SEI Investments Co.	6,175	280,283
			463,469
1.69%	Telecommunications
	Tellabs, Inc. *	20,950	299,585

1.99%	Toys/Games/Hobbies
	Hasbro, Inc.	19,050	353,187

2.89%	Transportation
	Landstar Systems, Inc.	5,350	236,416
	Ryder System, Inc.	5,125	276,904
			513,320
1.53%	Trucking & Leasing
	Amerco, Inc. * +	3,075	271,861

	Total Common Stocks
	(Cost $16,223,241)		16,558,387

7.66%	Short-Term Investments

7.66%	Money Market Funds
	Bank of New York Hamilton Fund
	Premier Class
	4.58%, 6/1/06	521,090	521,090
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74%, 6/1/06	840,000	840,000
	(Cost $1,361,090)		1,361,090

100.83%	Total Investments
	(Cost $17,584,331)		$ 17,919,477

-0.83%	Liabilities in excess of other assets		$ (141,815)

100.00%	Total Net Assets		$ 17,777,662

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 5.04%, 6/1/06		$ 3,934,294

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 1,127,310
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(792,163)
Net unrealized appreciation			$ 335,146

SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Shares	Value
94.11%	Common Stocks

1.13%	Aerospace/Defense
	K&F Industries Holdings, Inc. * +	10,500	$ 200,025
2.55%	Auto Parts & Equipment
	Borg Warner, Inc.	6,900	453,882
2.99%	Chemicals
	Rpm, Inc.	28,500	530,955
1.00%	Commercial Services
	Labor Ready, Inc. * +	7,700	178,255
1.05%	Cosmetics/Personal Care
	Chattem, Inc. * +	5,300	185,924
2.74%	Distribution/Wholesale
	Owens & Minor, Inc.	16,400	487,080
3.15%	Electrical Components & Equip.
	Belden CDT, Inc.	17,600	560,208
4.17%	Electronics
	Bel Fuse, Inc. +	12,000	376,560
	Technitrol, Inc. +	16,000	365,120
			741,680
1.21%	Engineering & Construction
	Granite Construction, Inc.	5,200	214,916
3.30%	Food
	Nash Finch Co. +	9,200	213,716
	Performance Food Group Co. *	6,500	211,835
	Supervalu, Inc.	5,500	160,380
			585,931
3.69%	Gas
	Piedmont Natural Gas, Inc. +	27,000	656,370
5.89%	Healthcare-Products
	Conmed Corp. * +	12,500	243,000
	Polymedica Corp.	8,600	330,154
	West Pharmaceutical Services, Inc. +	13,900	472,878
			1,046,032
7.91%	Household Products/Wares
	Church & Dwight, Inc. +	20,500	741,075
	Prestige Brands Holdings, Inc. *	34,700	374,066
	Tupperware Corp.	14,100	290,037
			1,405,178
6.11%	Insurance
	IPC Holdings Ltd.	9,900	241,362
	Protective Life Corp.	11,800	522,976
	Scottish Re Group Ltd.	16,500	320,430
			1,084,768
3.26%	Machinery-Diversified
	Albany Intl Corp.	14,500	579,420
9.66%	Miscellaneous Manufacturing
	Aptargroup, Inc. +	11,800	620,680
	Clarcor, Inc.	7,000	220,150
	Smith (A.O.)	8,200	360,390
	Teleflex, Inc.	8,400	515,256
			1,716,476
7.45%	Oil & Gas
	Cimarex Energy	5,000	202,800
	Grey Wolf, Inc. * +	43,800	335,070
	Newfield Exploration Co. *	8,000	341,840
	Pioneer Drilling Co. *	11,300	160,121
	Remington Oil & Gas Corp. * +	6,700	283,678
			1,323,509
4.21%	Oil & Gas Services
	Maverick Tube Corp. * +	15,500	747,100
1.00%	Pharmaceuticals
	Aspreva Pharmaceuticals Corp. * +	5,900	176,882
2.49%	Pipelines
	Questar Corp.	6,000	442,140
0.14%	REITS
	Sunstone Hotel Investors, Inc.	900	24,930
8.56%	Retail
	Applebee's International, Inc.	13,200	266,904
	BJs Wholesale Club, Inc. * +	15,800	466,100
	Cbrl Group, Inc. +	4,500	168,435
	Claires Stores, Inc.	9,300	252,681
	Landrys Seafood Restaurants	12,000	367,320
			1,521,440
1.07%	Semiconductors
	ON Semiconductor Corp. * +	31,400	189,656
2.60%	Toys/Games/Hobbies
	RC2 Corp. * +	13,000	462,150
6.78%	Transportation
	Arkansas Best Corp.	10,800	445,068
	Bristow Group * +	10,400	374,504
	OMI Corp. +	11,300	210,632
	YRC Worldwide, Inc. * +	4,400	173,536
			1,203,740
	Total Common Stocks
	(Cost $11,681,937)		16,718,647

5.91%	Short-Term Investments

5.91%	Money Market Fund
	Bank of New York Hamilton Fund
	Premier Class
	4.58%, 6/1/06	249,901	249,901
	Milestone Treasury Obligations Portfolio
	Instituational Class
	4.74%, 6/1/06	800,000	800,000
	(Cost $1,049,901)		1,049,901

100.02%	Total Investments
	(Cost $12,731,838)		$ 17,768,548

-0.02%	Liabilities in excess of other assets		$ (1,768)

100.00%	Total Net Assets		$ 17,766,780

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 5.04%, 6/1/06		$ 4,420,701

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 5,279,408
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(242,698)
Net unrealized appreciation			$ 5,036,710

TECHNOLOGY & COMMUNICATIONS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Shares	Value
98.28%	Common Stocks

1.19%	Advertising
	Lamar Advertising Co. * +	4,600	$ 250,792
1.67%	Biotechnology
	Celgene Corp. * +	8,500	352,325
1.02%	Commercial Services
	Alliance Data Systems Corp. *	2,000	106,140
	VistaPrint Ltd. *	3,461	109,610
			215,750
9.07%	Computers
	Apple Computer, Inc. *	9,900	591,723
	Hewlett Packard Co.	22,200	718,836
	Network Appliance, Inc. * +	8,100	259,200
	Sandisk Corp. * +	6,200	348,874
			1,918,633
1.37%	Electronics
	Thermo Electron Corp. *	7,900	290,246
1.87%	Entertainment
	International Game Technology	10,600	394,638
3.33%	Healthcare-Products
	Haemonetics Corp. *	6,900	348,450
	Hologic, Inc. * +	9,000	355,410
			703,860
14.27%	Internet
	Akamai Technologies, Inc. *	11,900	372,351
	aQuantive, Inc. *	9,100	225,589
	Checkfree Corp. *	9,200	459,356
	Google, Inc., Class A *	2,650	985,323
	Opsware, Inc. * +	43,000	336,260
	RSA Security, Inc. * +	14,629	219,874
	Yahoo, Inc. * +	13,300	420,147
			3,018,900
2.00%	Machinery-Diversified
	Rockwell Automation, Inc.	6,200	423,336
1.50%	Pharmaceuticals
	Shire PLC +	7,200	318,168
18.76%	Semiconductors
	Applied Materials, Inc. +	35,400	598,614
	ASM Lithography Holding N.V. * +	21,200	431,208
	Broadcom Corp. *	19,970	675,186
	Marvell Technology Group Ltd. *	13,700	653,079
	Microchip Technology, Inc.	7,800	267,540
	Micron Technology, Inc. *	20,400	337,824
	Microsemi Corp. * +	12,528	300,421
	Silicon Laboratories, Inc. * +	10,300	401,803
	SiRF Technology Holdings * +	10,300	301,893
			3,967,568
15.90%	Software
	Adobe Systems, Inc. * +	18,900	541,107
	BEA Systems, Inc. *	36,700	497,652
	Citrix Systems, Inc. *	15,800	593,764
	Informatica Corp. * +	23,900	336,034
	Mastercard, Inc., Class A *	4,900	220,206
	Microsoft Corp.	21,300	482,445
	Oracle Corp. *	17,900	254,538
	SAP Aktiengesellschaft +	4,700	247,361
	Trident Microsystems, Inc. * +	8,600	189,888
			3,362,995
26.33%	Telecommunications
	American Tower Corp. * +	12,600	390,222
	Cisco Systems, Inc. *	35,400	696,672
	Comverse Technology, Inc. * +	16,600	373,832
	Corning, Inc. *	12,700	307,975
	Finisar Corp * +	75,964	347,155
	Harris Corp.	14,600	594,512
	Motorola, Inc.	17,400	366,966
	Neustar, Inc., Class A * +	15,419	496,029
	NII Holdings, Inc. *	7,900	430,234
	Nokia Corp.	34,400	738,568
	Qualcomm, Inc.	18,300	827,343
			5,569,508
	Total Common Stocks
	(Cost $16,422,256)		20,786,719

1.23%	Short-Term Investments

1.23%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.74%, 6/1/06 (Cost $259,233)	259,233	259,233

99.51%	Total Investments
	(Cost $16,681,489)		$ 21,045,952

0.49%	Assets in excess of other liabilities		$ 105,342

100.00%	Total Net Assets		$ 21,151,294

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description		Value
BONY Institutional Cash Reserve Fund, 5.04%, 6/1/06		$ 5,872,917

At May 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 4,753,971
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(389,507)
Net unrealized appreciation			$ 4,364,463

US GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			May 31, 2006

% of Portfolio	Description	Principal	Value
78.70%	U.S. Government Agencies
	Federal National Mortgage Assn -
	To Yield 4.90%, 6/1/06	$ 3,500,000	$ 3,500,000
	Federal Home Loan Bank -
	To Yield 5.015%, 6/21/06	5,000,000	4,986,333
	Federal Home Loan Mortgage Corp.:
	To Yield 4.875%, 6/6/06	4,000,000	3,997,292
	To Yield 4.91%, 6/26/06	2,000,000	1,993,181
	Total U.S. Government Agencies
	(Cost $14,476,806)		14,476,806

21.87%	Repurchase Agreement
	Bank Of America,	4,023,000
	4.98%, 6/1/06 with a maturity value of
	$4,023,557 (fully collateralized by U.S.
	government agencies and obligations)
	(Cost $4,023,000)		4,023,000

100.57%	Total Investments
	(Cost $18,499,806)		$ 18,499,806

-0.57%	Liabilities in excess of other assets		$ (103,828)

100.00%	Total Net Assets		$ 18,395,978

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of May 31, 2005, there were no securities for which market quotations were not readily available.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

7/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

7/25/06

By (Signature and Title)

       /s/Mark S. Marrone, Treasurer and Chief Financial Officer

Date

7/25/06